Condensed Consolidated Statements of Comprehensive Income - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Revenues
Revenues	$ 23,619,205	$ 4,855,097
Total revenues	23,619,205	4,855,097
Expenses
Voyage expenses	5,680,135	399,690
Voyage expenses – related party	295,839	58,937
Vessels' operating expenses	3,730,571	1,840,172
Vessels' operating expenses – related party	67,167	30,000
Drydocking costs	0	174,149
Management fees – related party	263,120	159,280
General and administrative expenses	1,883,512	197,178
General and administrative expenses – related party	225,445	268,089
Depreciation	2,926,709	1,340,128
Total expenses	15,072,498	4,467,623
Income from operations	8,546,707	387,474
Other (expenses)/income
Interest and finance costs	(8,592)	(729)
Interest and finance costs – related party	(1,691,831)
Interest income	642,567
Foreign exchange gain/(loss)	(282,647)	1,380
Loss on warrants	(15,176,536)
Other expenses, net	(16,517,039)	651
Net income	$ (7,970,332)	$ 388,125
Earnings/(loss) per share (Note 9)
-Basic	$ (4.61)	$ 11.54
-Diluted	$ (4.61)	$ 5.2
Weighted average number of shares (Note 9)
-Basic	2,429,488	31,826
-Diluted	2,429,488	74,683